Interest rate risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	₩ 1,165,985	₩ 1,115,521
Long-term borrowings	2,434,624	1,773,891
Debt securities	51,146,783	50,749,793
Total	54,747,392	53,639,205
Floating interest rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	290,873	289,322
Long-term borrowings	1,743,252	1,459,969
Debt securities	685,700	1,518,500
Total	2,719,825	3,267,791
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	875,112	826,199
Long-term borrowings	691,372	313,922
Debt securities	50,461,083	49,231,293
Total	₩ 52,027,567	₩ 50,371,414